UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments
January 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 96.6%
	Bermuda — 0.4%
8,200	Arch Capital Group (1)	441,242
22,900	Assured Guaranty	484,335
14,700	Axis Capital Holdings	661,794
7,300	Endurance Specialty Holdings	382,447
2,800	PartnerRe	274,876
5,200	RenaissanceRe Holdings	471,692
7,500	Validus Holdings	269,400
		2,985,786
	Canada — 1.7%
7,900	Agrium	688,816
15,400	Alamos Gold	141,314
7,200	Alimentation Couche Tard Class B	531,200
16,500	Artis REIT	223,556
2,300	Atco Class I	102,966
15,700	BCE	659,153
20,700	Bird Construction	243,847
14,900	Bonavista Energy	196,392
19,300	Canadian Oil Sands Trust	346,924
8,400	CI Financial	262,314
13,200	Cominar REIT	220,207
7,900	Dundee Class A REIT	207,900
15,700	EnCana	282,212
18,100	Ensign Energy Services	267,336
9,800	Freehold Royalties Trust	196,572
20,500	Genworth MI Canada	613,113
6,900	Gluskin Sheff + Associates	177,309
52,700	IAMGOLD (1)	193,529
12,400	Jean Coutu Group PJC Class A	214,655
11,272	Lightstream Resources	62,850
6,200	Magna International Class A	526,617
2,800	Metro Class A	160,923
25,500	Nevsun Resources	93,643
2,400	Northern Property REIT	62,686
900	Open Text	89,180
22,600	Pacific Rubiales Energy	343,540
21,600	Pan American Silver	271,903
9,800	Pason Systems	221,298
11,500	Penn West Petroleum	86,011
11,500	Potash Corp. of Saskatchewan	360,566
14,200	Rogers Communications Class B	597,324
7,900	Savanna Energy Services	55,894
25,400	Shaw Communications Class B	560,339
7,400	Silver Wheaton	160,724
13,200	Suncor Energy	433,659
24,000	Teck Resources Class B	577,508
7,100	Tim Hortons	367,567
15,200	Transcontinental Class A	191,476
13,400	Transglobe Energy (1)	97,334
8,600	Vermilion Energy	473,492
		11,563,849
	Ireland — 0.8%
36,552	Accenture Class A	2,919,774
4,200	Covidien	286,608
2,100	Jazz Pharmaceuticals (1)	318,486
27,900	Seagate Technology	1,474,794
23,800	XL Group Class A	684,012
		5,683,674
	Israel — 0.1%
10,700	Teva Pharmaceutical Industries ADR	477,541

	Netherlands — 0.3%
29,100	LyondellBasell Industries Class A	2,291,916

	Panama — 0.1%
2,300	Copa Holdings Class A	300,610

	Puerto Rico — 0.0%
1,025	Doral Financial (1)	12,802
8,400	Triple-S Management Class B (1)	149,856
		162,658
	Switzerland — 0.9%
28,000	ACE	2,626,680
6,100	Allied World Assurance Holdings	627,812
31,500	TE Connectivity	1,780,065
23,600	Transocean	1,021,408
		6,055,965
	United Kingdom — 0.2%
26,600	Delphi Automotive	1,619,674

	United States — 92.1%
	Consumer Discretionary — 11.2%
3,500	Advance Auto Parts	401,835
11,506	Amazon.com (1)	4,127,087
15,100	American Eagle Outfitters	204,303
3,100	American Public Education (1)	131,223
2,600	AutoZone (1)	1,287,156
17,400	Bed Bath & Beyond (1)	1,110,990
5,900	Big Lots (1)	158,061
4,200	Buckle	186,144
12,100	CBS Class B	710,512
5,100	Cheesecake Factory	227,154
2,000	Children’s Place (1)	105,340

Shares		Value $
17,600	Coach	842,864
98,200	Comcast Class A	5,346,990
2,600	Cracker Barrel Old Country Store	257,426
2,600	Darden Restaurants	128,544
31,256	DIRECTV (1)	2,170,104
2,500	Discovery Communications Class A (1)	199,450
3,600	Dollar General (1)	202,752
19,700	Dollar Tree (1)	995,244
8,900	Express (1)	154,148
3,700	Foot Locker	142,820
114,500	Ford Motor	1,712,920
4,700	Fossil Group (1)	525,601
12,500	GameStop Class A	438,375
21,300	Gannett	586,389
28,500	Gap	1,085,280
12,100	Garmin	545,105
14,100	General Motors	508,728
9,600	Gentex	310,944
14,400	Genuine Parts	1,184,400
5,300	GNC Holdings Class A	270,883
7,600	Grand Canyon Education (1)	333,032
8,400	Guess?	235,620
17,600	Hasbro	864,512
70,393	Home Depot	5,409,702
17,600	International Game Technology	253,968
5,800	John Wiley & Sons Class A	314,012
1,100	Johnson Controls	50,732
3,300	Kohl’s	167,079
19,500	L Brands	1,021,020
48,100	Lowe’s	2,226,549
21,500	Macy’s	1,143,800
35,200	Mattel	1,331,968
49,281	McDonald’s	4,640,792
1,400	McGraw-Hill	106,456
4,500	Meredith	206,010
1,800	Michael Kors Holdings (1)	143,874
11,600	Newell Rubbermaid	358,440
26,800	Nike Class B	1,952,380
13,300	Nordstrom	764,085
21,500	Omnicom Group	1,560,470
1,900	O’Reilly Automotive (1)	248,862
10,100	PetSmart	636,300
4,100	Polaris Industries	513,320
1,700	priceline.com (1)	1,946,313
5,200	Ralph Lauren Class A	815,828
18,500	Ross Stores	1,256,335
4,900	Ruth’s Hospitality Group	64,141
9,900	Sally Beauty Holdings (1)	280,962
12,200	Scripps Networks Interactive Class A	884,744
6,300	Sherwin-Williams	1,154,538
46,700	Staples	614,572
19,200	Starbucks	1,365,504
2,400	Starwood Hotels & Resorts Worldwide	179,304
6,600	Steven Madden (1)	215,094
2,800	Strayer Education (1)	97,888
20,000	Target	1,132,800
8,400	Texas Roadhouse Class A	203,700
5,600	Thor Industries	287,672
20,245	Time Warner	1,271,993
7,100	Time Warner Cable	946,217
40,100	TJX	2,300,136
7,400	Tupperware Brands	579,864
61,200	Twenty-First Century Fox Class A	1,947,384
24,600	VF	1,437,870
26,600	Viacom Class B	2,183,860
67,572	Walt Disney	4,906,403
1,200	Wynn Resorts	260,904
20,700	Yum! Brands	1,390,005
7,700	Zagg (1)	32,494
		78,498,280
	Consumer Staples — 8.9%
94,200	Altria Group	3,317,724
300	Boston Beer Class A (1)	62,493
9,400	Brown-Forman Class B	723,800
8,100	Church & Dwight	523,098
5,700	Clorox	503,139
173,916	Coca-Cola	6,577,503
48,482	Colgate-Palmolive	2,968,553
12,973	Costco Wholesale	1,457,646
41,517	CVS Caremark	2,811,531
5,300	Energizer Holdings	500,850
56,000	General Mills	2,689,120
2,000	Hershey	198,800
27,726	Hormel Foods	1,259,870
6,100	J&J Snack Foods	537,410
23,500	Kimberly-Clark	2,570,195
13,166	Kraft Foods Group	689,240
23,800	Kroger	859,180
25,100	Lorillard	1,235,422
34,400	Mondelez International Class A	1,126,600
6,500	Nu Skin Enterprises Class A	553,475
80,524	PepsiCo	6,470,909
76,491	Philip Morris International	5,977,007
101,211	Procter & Gamble	7,754,787
27,200	Reynolds American	1,319,200
31,800	Sysco	1,115,544
5,000	USANA Health Sciences (1)	299,350
44,641	Walgreen	2,560,161

Shares		Value $
75,523	Wal-Mart Stores	5,640,058
1,400	WD-40	96,222
6,500	Whole Foods Market	339,690
		62,738,577
	Energy — 9.1%
5,300	Alliance Resource Partners LP	436,720
7,400	Anadarko Petroleum	597,106
28,900	Apache	2,319,514
6,200	Arch Coal	26,288
1,600	Baker Hughes	90,624
9,600	C&J Energy Services (1)	224,448
55,200	Chesapeake Energy	1,485,432
91,220	Chevron	10,182,889
62,559	ConocoPhillips	4,063,207
25,600	Denbury Resources	411,392
1,200	Devon Energy	71,064
15,700	Diamond Offshore Drilling	762,078
6,200	Dorchester Minerals LP	155,062
25,300	Ensco Class A	1,274,361
6,400	EOG Resources	1,057,536
198,390	ExxonMobil	18,283,622
38,400	Gran Tierra Energy (1)	289,920
21,937	Halliburton	1,075,132
8,400	Helmerich & Payne	739,536
24,700	Hess	1,864,603
7,400	HollyFrontier	342,620
42,600	Marathon Oil	1,396,854
19,200	Marathon Petroleum	1,671,360
20,620	Murphy Oil	1,167,298
7,600	National Oilwell Varco	570,076
13,300	Natural Resource Partners LP	209,608
2,700	Noble Energy	168,291
42,733	Occidental Petroleum	3,742,129
36,579	Phillips 66	2,673,559
20,700	RPC	352,521
44,972	Schlumberger	3,938,198
5,000	Stone Energy (1)	154,750
10,900	Tesoro	561,568
23,600	Valero Energy	1,205,960
3,700	Western Refining	144,707
		63,710,033
	Financials — 14.3%
1,800	Affiliated Managers Group (1)	358,632
38,200	Aflac	2,398,196
21,300	American Capital (1)	332,493
13,200	American Equity Investment Life Holding	289,740
26,127	American Express	2,221,317
14,100	American Financial Group	774,372
73,300	American International Group	3,515,468
9,400	Apollo Residential Mortgage REIT	151,904
4,700	Arlington Asset Investment Class A	123,375
9,400	Aspen Insurance Holdings	365,660
519,450	Bank of America	8,700,788
10,100	Bank of New York Mellon	322,796
66,600	Berkshire Hathaway Class B (1)	7,432,560
2,600	BlackRock Class A	781,222
6,700	BOK Financial	430,542
11,300	Broadridge Financial Solutions	410,077
13,500	Calamos Asset Management Class A	154,845
34,800	Capital One Financial	2,457,228
3,100	Cash America International	113,863
6,700	CBOE Holdings	348,534
21,300	Chubb	1,800,702
149,442	Citigroup	7,088,034
7,400	CNA Financial	290,672
27,400	CNO Financial Group	464,156
10,400	Colony Financial REIT	230,880
4,300	CoreSite Realty REIT	131,924
800	Diamond Hill Investment Group (1)	91,632
16,918	Discover Financial Services	907,651
2,600	Dynex Capital REIT	20,956
15,400	Equifax	1,078,924
14,900	Ezcorp Class A (1)	163,602
2,900	FactSet Research Systems	306,733
2,000	FBL Financial Group Class A	77,260
15,500	Federated Investors Class B	416,795
400	First Citizens BancShares Class A	88,496
4,600	First Interstate Bancsystem Class A	118,036
16,400	First Midwest Bancorp	261,908
26,700	Franklin Resources	1,388,667
25,223	Goldman Sachs Group	4,139,599
27,100	H&R Block	823,840
5,600	Hatteras Financial REIT	100,464
13,600	HCC Insurance Holdings	583,576
2,800	HCI Group	119,084
26,900	HCP REIT	1,053,135
3,200	Heartland Payment Systems	137,952
20,000	Home Loan Servicing Solutions	410,400
12,600	Horace Mann Educators	351,540
900	IntercontinentalExchange Group	187,911
7,700	International Bancshares	180,257
9,800	Jack Henry & Associates	546,644
176,763	JPMorgan Chase	9,785,600
49,100	KeyCorp	626,516
21,600	Lincoln National	1,037,448
2,000	MarketAxess Holdings	125,480
24,900	Marsh & McLennan	1,138,179
23,700	MetLife	1,162,485
14,900	Montpelier Re Holdings	415,263

Shares		Value $
88,100	Morgan Stanley	2,599,831
9,000	MSCI Class A (1)	384,480
1,200	Navigators Group (1)	71,556
29,700	Northern Trust	1,788,534
30,800	Paychex	1,288,056
7,700	Platinum Underwriters Holdings	437,668
29,900	PNC Financial Services Group	2,388,412
4,800	Portfolio Recovery Associates (1)	241,056
12,400	Principal Financial Group	540,268
12,900	ProAssurance	599,334
10,300	Protective Life	504,803
3,300	Provident Financial Holdings	49,665
5,300	Prudential Financial	447,267
4,600	PS Business Parks REIT	361,422
10,400	Public Storage REIT	1,638,936
5,100	SEI Investments	173,706
7,563	Simon Property Group REIT	1,171,055
1,900	State Street	127,205
23,700	Symetra Financial	453,855
16,900	T. Rowe Price Group	1,325,636
14,600	Torchmark	1,097,190
581	Travelers	47,224
11,400	Trustco Bank	74,442
40,751	U.S. Bancorp	1,619,037
6,300	Universal Insurance Holdings	70,245
38,000	Unum Group	1,223,600
2,800	Urstadt Biddle Properties Class A REIT	52,528
1,000	Ventas REIT	62,390
3,700	Waddell & Reed Financial Class A	239,834
24,100	Washington Federal	527,308
176,472	Wells Fargo	8,001,240
1,400	World Acceptance (1)	133,966
6,000	WR Berkley	232,560
18,100	Zions Bancorporation	520,375
		100,030,697
	Healthcare — 13.6%
69,233	Abbott Laboratories	2,538,082
92,990	AbbVie	4,577,898
17,613	Aetna	1,203,496
3,100	Alexion Pharmaceuticals (1)	492,063
36,626	Amgen	4,356,663
10,000	Amsurg Class A (1)	417,500
39,072	Baxter International	2,668,617
20,300	Becton Dickinson	2,194,836
9,000	Biogen Idec (1)	2,813,760
9,400	Bio-Reference Labs (1)	252,766
84,071	Bristol-Myers Squibb	4,201,028
20,400	Cardinal Health	1,387,608
17,400	Celgene (1)	2,643,582
6,600	Chemed	520,872
3,600	CIGNA	310,716
3,300	Computer Programs & Systems	220,506
6,900	Corvel (1)	326,784
1,500	Covance (1)	141,840
12,200	CR Bard	1,580,998
58,561	Eli Lilly	3,162,880
7,100	Ensign Group	297,632
15,324	Express Scripts Holding (1)	1,144,550
54,804	Gilead Sciences (1)	4,419,942
13,400	HCA Holdings (1)	673,618
1,900	Humana	184,870
200	Intuitive Surgical (1)	81,516
136,184	Johnson & Johnson	12,048,198
10,900	Laboratory Corp. of America Holdings (1)	979,147
4,100	Magellan Health Services (1)	245,303
3,300	McKesson	575,553
8,300	MEDNAX (1)	461,812
67,503	Medtronic	3,817,970
132,207	Merck	7,003,005
14,000	Meridian Bioscience	318,920
4,800	Myriad Genetics (1)	132,624
27,100	PDL BioPharma	246,610
323,647	Pfizer	9,838,869
18,700	Quality Systems	344,267
24,100	Quest Diagnostics	1,265,250
4,500	Questcor Pharmaceuticals	301,545
12,200	ResMed	532,042
21,600	Select Medical Holdings	233,280
23,300	St. Jude Medical	1,415,009
19,099	Stryker	1,482,082
6,300	Taro Pharmaceutical Industries (1)	641,056
3,500	Techne	318,045
15,700	Thermo Fisher Scientific	1,807,698
8,100	U.S. Physical Therapy	255,231
5,100	United Therapeutics (1)	523,362
49,700	UnitedHealth Group	3,592,316
5,400	Universal Health Services Class B	442,908
6,200	Varian Medical Systems (1)	504,122
6,708	Waters (1)	726,275
7,500	WellPoint	645,000
18,400	Zimmer Holdings	1,729,048
		95,241,170
	Industrials — 11.3%
35,635	3M	4,568,051
3,700	Alaska Air Group	292,559
2,000	Amerco (1)	445,460
15,000	Babcock & Wilcox	514,200
24,200	Boeing	3,031,292

Shares		Value $
22,000	BorgWarner	1,181,400
14,308	Caterpillar	1,343,664
15,000	CH Robinson Worldwide	878,100
10,100	Cintas	576,407
7,200	Crane	454,752
85,898	CSX	2,311,515
16,000	Cummins	2,031,680
12,100	Danaher	900,119
28,100	Deere	2,415,476
70,900	Delta Air Lines	2,170,249
8,000	Deluxe	388,400
12,900	Diana Shipping (1)	157,509
19,900	Dover	1,722,544
7,300	Dun & Bradstreet	803,000
5,400	FedEx	719,928
16,800	Flowserve	1,215,144
6,200	Forward Air	276,148
7,947	General Dynamics	805,111
387,089	General Electric	9,727,546
4,800	Graco	333,552
41,491	Honeywell International	3,785,224
3,300	Hubbell Class B	385,209
2,200	Hyster-Yale Materials Handling Class A	188,672
30,100	Illinois Tool Works	2,373,987
13,800	Joy Global	728,502
16,800	Kla-Tencor	1,032,696
4,100	L-3 Communications Holdings Class 3	455,387
6,200	Landstar System	356,128
7,600	Lincoln Electric Holdings	525,920
15,100	Lockheed Martin	2,278,741
7,100	MFC Industrial	55,309
5,000	Navigant Consulting (1)	87,850
8,300	Nordson	575,356
17,393	Norfolk Southern	1,610,418
16,100	Northrop Grumman	1,860,355
13,600	Pall	1,089,360
13,200	Parker Hannifin	1,496,484
34,300	Pitney Bowes	863,674
3,400	Precision Castparts	866,150
22,000	Raytheon	2,091,540
12,700	Rockwell Automation	1,458,468
13,200	Rockwell Collins	997,392
10,800	RPX (1)	175,176
12,000	RR Donnelley & Sons	221,640
13,100	Swift Transportation Class A (1)	285,580
8,100	Toro	513,216
22,700	Union Pacific	3,955,248
18,864	United Parcel Service Class B	1,796,419
42,695	United Technologies	4,868,084
6,000	US Ecology	214,560
2,900	Valmont Industries	424,502
39,400	Waste Management	1,646,132
4,832	WW Grainger	1,133,007
		79,660,192
	Information Technology — 17.9%
6,300	Amphenol Class A	547,344
24,900	Analog Devices	1,201,923
41,439	Apple	20,744,363
10,300	Automatic Data Processing	788,980
4,800	AVX	62,016
25,700	Broadcom Class A	764,832
46,300	Brocade Communications Systems (1)	432,442
42,000	CA	1,347,360
1,900	CACI International Class A (1)	140,638
267,085	Cisco Systems	5,851,832
3,300	Cognizant Technology Solutions Class A (1)	319,836
17,800	Computer Sciences	1,075,298
85,100	Corning	1,464,571
5,500	CSG Systems International	164,780
16,400	Dice Holdings (1)	114,800
3,000	Dolby Laboratories Class A (1)	122,970
39,000	eBay (1)	2,074,800
10,800	Ebix (1)	146,664
97,900	EMC	2,373,096
58,400	Facebook Class A (1)	3,654,088
9,100	First Solar (1)	460,278
21,200	FLIR Systems	672,464
12,149	Google Class A (1)	14,347,605
13,067	Harris	906,066
93,833	Hewlett-Packard	2,721,157
245,574	Intel	6,026,386
4,700	InterDigital	135,125
48,094	International Business Machines	8,497,248
19,400	Intuit	1,421,050
5,800	j2 Global	263,030
21,300	Kulicke & Soffa Industries (1)	247,932
9,500	Lexmark International Class A	372,305
8,900	Linear Technology	396,406
6,400	Manhattan Associates (1)	215,808
33,000	MasterCard Class A	2,497,440
16,800	Maxim Integrated Products	508,368
14,900	Micron Technology (1)	343,296
353,250	Microsoft	13,370,512
31,100	NetApp	1,316,774
55,600	NVIDIA	872,920
5,300	OmniVision Technologies (1)	81,567

Shares		Value $
172,281	Oracle	6,357,169
4,800	Plantronics	206,064
79,977	QUALCOMM	5,935,893
65,200	Symantec	1,395,932
1,500	Syntel (1)	126,375
16,200	Teradata (1)	666,144
69,122	Texas Instruments	2,930,773
18,300	Total System Services	546,804
3,500	Travelzoo (1)	77,980
18,100	Visa Class A	3,899,283
17,500	Western Digital	1,507,975
54,800	Western Union	843,920
113,100	Xerox	1,227,135
14,700	Xilinx	682,374
		125,470,191
	Materials — 2.8%
7,600	Air Products & Chemicals	799,064
3,700	Albemarle	237,466
13,400	Avery Dennison	660,218
4,982	CF Industries Holdings	1,150,145
11,800	Cliffs Natural Resources	227,976
8,100	Coeur Mining (1)	82,215
66,900	Dow Chemical	3,044,619
49,800	E.I. du Pont de Nemours	3,038,298
62,400	Freeport-McMoRan Copper & Gold	2,022,384
9,400	FutureFuel	153,784
3,700	International Paper	176,638
15,240	Monsanto	1,623,822
10,700	Mosaic	477,862
1,200	NewMarket	401,832
46,400	Newmont Mining	1,002,240
9,400	Packaging Corp. of America	607,240
5,300	PPG Industries	966,508
14,600	Praxair	1,820,912
4,400	Schweitzer-Mauduit International	202,972
6,500	Scotts Miracle-Gro Class A	386,035
12,300	Sonoco Products	508,974
1,500	Terra Nitrogen LP	235,710
		19,826,914
	Telecommunication Services — 2.0%
201,639	AT&T	6,718,611
8,700	Inteliquent	100,920
19,200	Iridium Communications (1)	121,728
142,730	Verizon Communications	6,853,895
		13,795,154
	Utilities — 1.0%
4,300	Dominion Resources	292,013
16,333	Duke Energy	1,153,436
46,471	Emerson Electric	3,064,298
3,300	Exelon	95,700
7,500	NeuStar Class A (1)	254,175
3,300	NextEra Energy	303,369
16,900	Pinnacle West Capital	889,447
2,100	PPL	64,197
13,400	Public Service Enterprise Group	446,756
13,008	Southern	536,450
5,300	Wisconsin Energy	226,151
		7,325,992
	Total United States	646,297,200
	TOTAL COMMON STOCK (Cost $525,291,387)	677,438,873
	TOTAL INVESTMENTS — 96.6% (Cost $525,291,387)	677,438,873
	OTHER ASSETS LESS LIABILITIES — 3.4%	24,008,314
	NET ASSETS — 100%	$701,447,187

(1) Denotes non-income producing security.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $523,835,142, and the unrealized appreciation and depreciation were $162,662,475 and $(9,058,744), respectively.

The open futures contracts held by the Fund at January 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index E-MINI	244	Mar-2014	$23,831

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
State Street Bank	2/27/14	CAD	14,390,335	USD	12,979,116	$66,118

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Cap Equity Fund

Schedule of Investments
January 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 96.7%
	Australia — 1.7%
15,720	ALS	109,371
3,629	ARB	35,030
19,362	Atlas Iron	17,114
58,133	Ausdrill	45,788
4,167	Austin Engineering	12,946
29,861	Australian Pharmaceutical Industries	15,549
6,313	BHP Billiton	202,043
16,878	Bradken	73,854
26,991	BWP Trust REIT	52,439
22,644	Cabcharge Australia	75,899
11,305	Cardno	63,319
10,209	Codan	8,532
22,348	Collection House	36,084
16,670	Decmil Group	28,448
23,412	Downer EDI	101,011
65,682	Emeco Holdings	14,945
3,618	Flight Centre Travel Group	150,304
15,318	Forge Group	9,585
12,629	GUD Holdings	69,298
23,716	Kingsgate Consolidated	23,350
23,130	Leighton Holdings	332,985
8,652	MACA	19,308
4,852	Macquarie Group	229,679
43,269	Medusa Mining (1)	73,841
16,029	Mermaid Marine Australia	41,101
25,107	Mineral Resources	247,849
14,241	Monadelphous Group	199,159
145,504	Mount Gibson Iron	133,705
45,707	Myer Holdings	101,201
49,561	NRW Holdings	54,217
30,117	OZ Minerals	92,776
9,238	Platinum Asset Management	54,895
11,714	Programmed Maintenance Services	31,575
16,087	RCR Tomlinson	43,221
141,873	Resolute Mining (1)	67,667
25,362	Seven Group Holdings	172,682
99,558	St. Barbara (1)	27,445
5,141	Sydney Airport	17,727
37,529	Telstra	168,816
5,752	Webjet	13,742
79,014	Westfield Retail Trust REIT	208,831
9,145	Woolworths	272,671
11,778	Wotif.com Holdings	25,150
		3,775,152
	Austria — 0.5%
3,925	Oesterreichische Post	181,018
20,107	OMV	870,503
3,487	Verbund	73,554
		1,125,075
	Belgium — 0.5%
2,945	Ageas	126,606
984	Barco	74,624
11,266	Belgacom	321,973
8,235	Colruyt	467,477
9,297	Mobistar	175,796
5,262	Nyrstar (1)	20,226
		1,186,702
	Bermuda — 0.9%
23,000	Assured Guaranty	486,450
5,400	Axis Capital Holdings	243,108
39,736	Catlin Group	344,573
14,358	Lancashire Holdings	177,967
3,900	PartnerRe	382,863
4,400	RenaissanceRe Holdings	399,124
		2,034,085
	Brazil — 0.8%
19,929	Cia Energetica de Minas Gerais ADR	114,990
11,200	Cia Hering	124,380
6,600	Cia Paranaense de Energia ADR	75,636
179	Ez Tec Empreendimentos e Participacoes	2,002
5,600	Natura Cosmeticos	91,127
6,800	Santos Brasil Participacoes	45,902
37,500	Souza Cruz	328,343
18,700	Telefonica Brasil ADR	355,300
14,800	Tractebel Energia	211,582
33,300	Vale	456,051
		1,805,313
	British Virgin Islands — 0.1%
15,804	Playtech	179,133

	Cambodia — 0.1% (2)
194,000	NagaCorp	185,622

	Canada — 1.5%
4,700	Agrium	409,802
6,100	Alamos Gold	55,975
10,600	Artis REIT	143,617
11,000	Canadian Oil Sands Trust	197,728
11,000	Centerra Gold	42,568
2,800	Cominar REIT	46,711
16,100	Genworth MI Canada	481,518
51,500	IAMGOLD (1)	189,122
2,700	Metro Class A	155,176

Shares		Value $
27,300	Nevsun Resources	100,253
3,600	Potash Corp. of Saskatchewan	112,873
7,200	Power Financial	221,867
15,200	Sherritt International	46,948
30,300	Teck Resources Class B	729,104
4,300	Tim Hortons	222,611
12,400	Transcontinental Class A	156,204
5,500	Transglobe Energy (1)	39,951
5,149	Yellow Media (1)	109,337
		3,461,365
	Chile - 0.0%
52,203	AFP Habitat	65,792

	China - 1.5%
88,000	361 Degrees International (2)	22,731
60,000	ANTA Sports Products (2)	87,609
37,500	Asia Cement China Holdings (2)	24,033
666,000	Bank of China Class H (2)	281,105
271,000	Bank of Communications Class H (2)	176,028
3,100	Changyou.com ADR (1)	93,093
115,000	China Coal Energy Class H (2)	57,546
668,000	China Lumena New Materials (2)	118,516
490,000	China Petroeum & Chemical Class H (2)	387,048
81,500	China Railway Construction Class H (2)	67,992
243,000	China Shanshui Cement Group (2)	79,784
95,000	China Shenhua Energy Class H (2)	243,840
44,000	China Taifeng Beddings Holdings (2)	8,987
86,400	China Zhongwang Holdings (1) (2)	25,672
52,000	Harbin Electric Class H (2)	28,934
6,400	NetEase ADR (1)	479,808
44,000	Pacific Textile Holdings (2)	62,632
78,500	Parkson Retail Group (2)	23,888
100,000	Peak Sport Products (2)	26,412
175,000	Prince Frog International Holdings (2)	56,189
39,000	Shenzhou International Group Holdings (2)	133,504
131,000	Sino-Ocean Land Holdings (2)	70,558
340,000	Sinotrans Class H (2)	140,303
139,500	Soho China (2)	110,664
100,000	Travelsky Technology Class H (2)	105,283
6,000	WuXi PharmaTech Cayman ADR (1)	209,400
301,000	Xiwang Special Steel (2)	36,647
166,000	Yangzijiang Shipbuilding Holdings (2)	149,416
139,000	Zhaojin Mining Industry (2)	81,107
560,000	Zijin Mining Group Class H (2)	118,954
		3,507,683
	Czech Republic - 0.3%
19,855	CEZ	500,850
177	Philip Morris CR	94,491
		595,341
	Denmark - 0.6%
80	AP Moeller - Maersk Class B	892,199
3,045	Coloplast Class B	228,468
4,391	Novozymes Class B	189,533
2,204	SimCorp	80,672
		1,390,872
	Egypt - 0.1%
164,467	Centamin (1)	119,232

	Finland - 0.8%
1,837	Nokian Renkaat	77,548
26,846	Orion Class B	701,700
18,257	Sampo Class A	848,275
11,268	Stora Enso Class R	105,469
2,022	Tieto	44,397
732	Tikkurila	18,363
		1,795,752
	France - 2.3%
2,017	Alten	90,982
1,166	BioMerieux	122,631
13,050	BNP Paribas	1,011,157
397	Boiron	28,110
8,478	Bouygues	324,621
6,125	Cie Generale des Etablissements Michelin	646,989
375	Ciments Francais	29,658
29,349	CNP Assurances	575,145
7,872	Credit Agricole (1)	106,032
313	Eurofins Scientific	79,701
747	Interparfums	31,333
11,987	Metropole Television	260,046
1,470	Neopost	124,706
1,558	Societe BIC	179,429
12,599	Societe Generale	715,039
13,675	Total	780,902
		5,106,481
	Gabon - 0.1%
286	Total Gabon	175,515

	Germany - 1.5%
2,069	Aareal Bank (1)	76,292
287	Amadeus Fire	23,182

Shares		Value $
2,345	BASF	251,531
11,567	Commerzbank (1)	196,956
1,038	Continental	223,644
1,373	Gerry Weber International	61,109
9,963	Hannover Rueck	791,450
19,316	K+S	575,481
2,046	Muenchener Rueckversicherungs	422,611
784	ProSiebenSat.1 Media	35,200
32,233	Suedzucker	804,249
		3,461,705
	Greece - 0.1%
14,280	OPAP	183,929
4,400	Tsakos Energy Navigation (1)	29,920
		213,849
	Guernsey - 0.0%
2,000	Amdocs	86,520

	Hong Kong - 3.6%
23,200	AIA Group (2)	106,941
105,839	Asian Citrus Holdings (1)	27,186
148,000	Bolina Holding (2)	66,513
260,000	Bonjour Holdings (2)	51,415
360,000	Bosideng International Holdings (2)	65,111
234,000	Champion REIT (2)	99,571
10,000	Cheung Kong Holdings (2)	148,338
178,000	China BlueChemical (2)	97,137
36,000	China Lilang (2)	21,610
48,500	China Mobile (2)	462,803
356,000	CNOOC (2)	552,980
29,600	Dah Sing Financial Holdings (2)	141,721
244,000	Dongyue Group (2)	86,502
225,000	Emperor Entertainment Hotel (2)	126,169
214,000	Emperor International Holdings (2)	56,280
591,000	Enerchina Holdings (1) (2)	15,632
158,000	First Pacific (2)	155,694
66,000	Giordano International (2)	47,361
27,000	Great Eagle Holdings (2)	88,221
218,000	Guangdong Investment (2)	201,093
13,000	Henderson Land Development (2)	69,931
61,000	Hongkong Land Holdings	367,220
53,500	Hopewell Holdings (2)	185,368
307,000	Huabao International Holdings (2)	155,450
72,000	Hysan Development (2)	283,852
45,500	Kerry Properties (2)	145,932
990,000	Lai Sun Development (1) (2)	24,792
28,000	Luk Fook Holdings International (2)	90,013
118,000	Phoenix Satellite Television Holdings (2)	43,048
38,000	Ports Design (2)	27,430
61,000	Prosperity REIT (2)	17,412
325,000	REXLot Holdings (2)	50,716
24,000	Shandong Luoxin Pharmacy Stock Class H (2)	21,736
350,000	Shenguan Holdings Group (2)	154,336
160,000	Shenzhen Investment (2)	57,077
220,000	Shougang Fushan Resources Group (2)	60,366
80,000	Shun Tak Holdings (2)	46,265
388,000	Sino Biopharmaceutical (2)	328,012
230,000	Sino Land (2)	305,284
452,000	Sinofert Holdings (2)	66,390
101,000	SJM Holdings (2)	313,055
99,000	SmarTone Telecommunications Holdings (2)	109,582
12,000	SOCAM Development (2)	11,601
6,000	Soundwill Holdings (2)	10,679
41,000	Sun Hung Kai Properties (2)	499,930
114,000	SUNeVision Holdings (2)	37,281
32,000	Sunlight REIT (2)	11,664
30,500	Swire Pacific Class A (2)	328,646
142,000	Swire Properties (2)	365,831
27,000	Television Broadcasts (2)	168,967
180,000	Tibet 5100 Water Resources Holdings (2)	78,222
3,400	VTech Holdings (2)	41,046
75,000	Wharf Holdings (2)	510,557
72,000	Wheelock (2)	292,943
40,000	Wynn Macau (2)	169,889
92,500	XTEP International Holdings (2)	46,493
		8,115,294
	Indonesia - 0.6% (2)
30,000	Indo Tambangraya Megah	65,899
1,050,000	Perusahaan Gas Negara	408,437
42,500	Tambang Batubara Bukit Asam	32,148
3,377,500	Telekomunikasi Indonesia Persero	626,310
152,500	United Tractors	240,270
		1,373,064
	Ireland - 0.7%
10,100	Accenture Class A	806,788
2,595	Paddy Power	204,919
9,100	Seagate Technology	481,026
		1,492,733
	Israel - 1.3%
23,734	Africa-Israel Investments (2)	52,974
6,015	Babylon (2)	13,641
300,448	Bezeq Israeli Telecommunication (2)	457,860

Shares		Value $
4,500	Check Point Software Technologies (1)	294,435
5,730	Discount Investment (1) (2)	42,192
73,886	Israel Chemicals (2)	603,993
166,955	Israel Discount Bank Class A (1) (2)	286,314
1,337	Ituran Location and Control (2)	29,268
44,716	Migdal Insurance & Financial Holding (2)	72,499
7,518	Osem Investments (2)	166,815
734	Rami Levi Chain Stores Hashikma Marketing 2006 (2)	42,447
32,423	Shikun & Binui (2)	75,408
16,600	Teva Pharmaceutical Industries ADR	740,858
		2,878,704
	Italy - 1.6%
19,166	Autostrada Torino-Milano	287,962
100,560	Banca Carige (1)	53,884
328,821	Banca Monte dei Paschi di Siena (1)	74,904
17,705	Banca Piccolo Credito Valtellinese (1)	28,655
8,369	Banca Popolare dell'Emilia Romagna (1)	79,181
22,933	Banca Popolare dell'Etruria e del Lazio (1)	21,388
183,575	Banca Popolare di Milano (1)	111,242
68,406	Banco Popolare (1)	117,539
4,649	Danieli & C Officine Meccaniche	155,249
13,207	DiaSorin	593,153
44,454	ENI	1,010,250
2,780	Exor	109,070
7,852	Italcementi	77,519
11,046	Mediobanca (1)	101,529
20,261	Recordati	317,257
3,253	Societa Cattolica di Assicurazioni	82,043
5,381	Sogefi	29,030
38,533	UniCredit	289,991
15,250	Unione di Banche Italiane	111,375
		3,651,221
	Japan - 13.0%
6,000	ABC-Mart	261,329
4,500	Ai Holdings	61,001
8,500	Aica Kogyo	157,737
3,200	Ain Pharmaciez	158,481
7,000	Aisin Seiki	262,063
600	Amiyaki Tei	19,967
4,200	Asahi Holdings	79,215
1,300	Asax	17,877
21,000	Atsugi	23,843
700	Axell	11,956
5,000	Bank of Nagoya	16,541
4,300	Bank of the Ryukyus	54,502
5,800	Benefit One	52,908
5,000	Best Bridal	29,999
3,300	BML	112,562
29,700	Bridgestone	1,085,444
9,700	Canon	285,389
2,800	Canon Electronics	53,742
21,000	Central Glass	66,595
1,000	Central Japan Railway	110,796
3,600	Chiba Kogyo Bank (1)	25,229
4,300	Chiyoda	85,141
1,100	Chudenko	19,745
10,000	Chugoku Marine Paints	54,615
1,800	Cleanup	15,821
6,700	CMIC	87,808
1,200	Corona Class A	12,990
400	Create SD Holdings	13,526
4,600	CyberAgent	225,115
5,000	Daido Metal	54,077
3,000	Daihatsu Diesel Manufacturing	21,259
21,000	Daihatsu Motor	332,152
6,000	Daiichi Jitsugyo	27,542
5,800	Daiichikosho	181,374
9,000	Daisan Bank	15,415
31,000	Daishi Bank	112,264
5,000	Daishinku	21,533
21,000	Daito Bank	23,020
8,000	Daiwa Industries	53,479
10,068	Dena (1)	194,817
3,000	Denki Kogyo	19,644
1,900	Doshisha	25,626
3,000	Dr Ci:Labo	91,465
4,000	Eidai	24,195
1,700	Elecom	24,676
5,600	Exedy	178,134
10,600	FamilyMart	481,394
10,700	FCC	207,989
7,300	Fields	140,255
1,400	First Juken	19,074
3,400	FJ Next	17,537
13,700	FUJIFILM Holdings	405,891
8,100	Fujikura Kasei	46,775
1,400	Fujishoji	17,622
11,000	Fujitsu General	131,565
1,400	FuKoKu	14,018
400	Fukuda Denshi	17,070
5,200	Fukushima Industries	82,756
2,000	Funai Electric (1)	24,704
2,000	Fuyo General Lease	70,275
2,400	Gendai Agency	14,353
6,000	Geo	57,140
4,300	Gree (1)	42,634

Shares		Value $
33,400	GungHo Online Entertainment (1)	211,835
12,000	Gunze	31,477
2,300	Gurunavi	65,373
15,000	Hachijuni Bank	83,978
1,600	Hagihara Industries	21,595
1,200	Hakuto	11,980
9,000	Higashi-Nippon Bank	23,167
27,000	Higo Bank	142,703
1,800	HI-LEX	43,058
1,900	Hisamitsu Pharmaceutical	86,288
6,000	Hokkoku Bank	20,143
3,210	Honeys	28,685
10,700	Hoshizaki Electric	384,350
6,600	Hoya	183,653
11,000	Hyakugo Bank	44,896
23,000	Hyakujushi Bank	75,864
4,000	Idemitsu Kosan	89,302
8,800	Inabata	99,137
2,300	Ines	17,041
2,000	Infocom	17,226
69,300	Inpex	827,503
86,000	Isuzu Motors	521,034
4,400	Itfor (1)	20,930
3,100	Itochu Enex	18,266
16,000	Iwatsu Electric (1)	15,190
5,500	Japan Digital Laboratory	82,632
7,100	Japan Petroleum Exploration	265,807
12,000	JGC	459,704
22,000	Juroku Bank	77,302
14,000	Kagoshima Bank	84,819
11,600	Kakaku.com (1)	222,645
21,000	Kaken Pharmaceutical	337,496
19,000	Kandenko	97,445
2,000	Kato Sangyo	36,429
14,300	KDDI	798,488
6,900	Keihin	104,003
9,000	Keiyo Bank	39,464
7,700	Kimoto	60,292
13,000	Kinden	128,257
2,900	Kohnan Shoji	30,626
15,500	Konica Minolta Holdings	165,665
1,800	Konishi	34,161
5,400	Kura	90,273
12,000	Kurabo Industries	21,846
5,000	Kuraray	56,866
3,300	Kuroda Electric	51,000
1,600	Lasertec	17,210
8,000	Maeda Road Construction	132,172
42,000	Marubeni	297,210
5,000	Marudai Food	15,073
1,100	Maruka Machinery	12,973
1,500	Matsuda Sangyo	19,556
1,500	Megachips (1)	20,569
2,000	Meiko Network Japan	22,120
5,100	Meiwa	17,321
2,100	Mimasu Semiconductor Industry	17,656
9,300	Miraca Holdings	443,746
600	Mitani	12,620
10,000	Mito Securities	46,100
125,000	Mitsubishi UFJ Financial Group	762,210
4,000	Mitsuboshi Belting	22,472
30,000	Mitsui	406,675
2,000	Mochida Pharmaceutical	116,473
9,000	MonotaRO	194,852
6,000	Moonbat	12,450
11,600	Moshi Moshi Hotline	122,506
1,000	Murakami	13,712
6,400	NAC	106,990
9,900	Namura Shipbuilding	138,466
33,400	Nexon	293,562
1,000	NIFTY	12,880
1,300	Nihon Eslead	14,289
5,000	Nihon Parkerizing	109,083
29,500	Nippon Coke & Engineering	40,134
14,000	Nippon Denko	40,834
24,000	Nippon Electric Glass	109,465
800	Nippon Kanzai	15,597
10,000	Nippon Konpo Unyu Soko	179,896
14,000	Nippon Paint	233,630
3,000	Nippon Pillar Packing	19,761
16,000	Nippon Piston Ring	32,730
7,000	Nippon Seiki	132,368
10,000	Nippon Steel & Sumikin Texeng (1)	38,955
4,000	Nippon Synthetic Chemical Industry	35,979
4,900	Nippon Telegraph & Telephone	266,702
23,000	Nissan Chemical Industries	333,846
6,200	Nisshin Fudosan	23,545
3,700	Nitori Holdings	361,055
7,000	Nittetsu Mining	32,886
6,400	Nitto Kogyo	111,814
10,900	Nittoc Construction	41,180
21,400	North Pacific Bank	84,829
41,900	NTT DoCoMo	681,998
600	Nuflare Technology	63,424
5,800	Obic	180,523
33,000	Ogaki Kyoritsu Bank	93,021
8,000	Oita Bank	32,495
1,700	Onoken	20,732
9,200	Oracle Japan	367,388
1,600	Oriental Land	244,220

Shares		Value $
29,000	Otsuka Holdings	892,963
1,900	Otsuka Kagu	18,596
17,000	Pacific Metals (1)	60,566
1,600	Pal	30,835
14,200	Park24	294,368
2,900	Piolax	110,556
15,000	Rengo	80,014
10,000	Renown (1)	12,822
68,200	Resona Holdings	364,463
11,000	Riken	52,109
2,000	Ryoden Trading	14,231
1,300	Ryosan	27,318
5,000	Sakai Chemical Industry	15,171
1,600	San-A Class A	45,493
4,000	San-Ai Oil	19,379
29,000	San-In Godo Bank	203,230
6,000	Sanki Engineering	37,115
5,300	Sanrio	196,863
7,000	Seika	16,717
52,000	Seikitokyu Kogyo (1)	70,236
14,000	Seino Holdings	134,012
5,000	Sekisui Jushi	70,618
1,900	Seria	78,849
18,000	Shiga Bank	88,793
14,000	Shinagawa Refractories	30,694
5,800	Shin-Etsu Polymer	21,742
7,000	Shiroki	15,895
5,900	Showa	79,286
2,500	Sinko Industries	18,817
9,600	Sintokogio	73,853
20,600	Skymark Airlines (1)	75,004
500	Sogo Medical	19,061
42,700	Sojitz	74,392
36,800	Sony Financial Holdings	604,749
1,200	SRA Holdings	16,396
2,900	St. Marc Holdings	139,082
7,800	Start Today	174,826
1,900	Step	14,896
1,500	Studio Alice	19,908
7,000	Sumitomo Densetsu	102,701
20,000	Sumitomo Metal Mining	263,287
19,500	Sumitomo Mitsui Financial Group	920,701
15,000	Sumitomo Seika Chemicals	120,094
3,600	Sundrug	152,393
3,000	Tachi-S Class S	41,343
6,000	Taihei Dengyo Kaisha	38,465
2,500	Taiyo Holdings	82,216
5,000	TBK	28,922
4,900	Tecmo Koei Holdings	60,093
5,000	Teikoku Sen-I Class I	62,445
1,800	Tenma	25,070
1,900	TKC	35,556
38,000	Toagosei	158,442
2,900	Tocalo	48,565
5,000	Toho Bank	15,367
2,400	Tokai	71,645
16,000	Tokai Carbon	51,992
1,840	Token	85,814
10,000	Tokuyama	40,814
4,200	Tokyo Ohka Kogyo	84,682
5,000	Tokyo Tekko	18,352
1,900	Tomoe Engineering	29,866
4,500	TOMONY Holdings	17,926
27,000	Topy Industries	47,568
57,000	Towa Bank	56,347
14,000	Toyo Kohan	64,814
10,500	Toyo Machinery & Metal	53,543
8,000	Toyoda Gosei	170,931
1,000	Trancom	36,801
1,400	Transcosmos (1)	29,461
10,000	Trend Micro (1)	312,225
12,100	TS Tech	452,995
7,000	Uchida Yoko	19,595
4,000	Unipres	72,546
3,000	United Arrows	97,485
19,500	USS	269,110
4,000	Watanabe Sato	13,076
800	WDB Holdings	10,508
2,200	Weathernews	56,631
3,600	Welcia Holdings	208,946
500	Wowow	16,908
37,300	Yahoo Japan	213,205
900	YAMADA Consulting Group	20,648
4,000	Yamanashi Chuo Bank	17,148
16,000	Yodogawa Steel Works	69,688
2,000	Yorozu	37,056
2,200	Zappallas	16,193
		29,437,605
	Kazakhstan - 0.1%
18,576	KazMunaiGas Exploration Production JSC GDR	268,795

	Liechtenstein - 0.0%
122	Verwaltungs-und Privat-Bank	12,622

	Luxembourg - 0.0%
2,669	Oriflame Cosmetics	73,657

	Malaysia - 0.1%
56,937	Berjaya Sports Toto (2)	68,756
19,100	Carlsberg Brewery Malaysia (2)	65,100
21,000	Hartalega Holdings	44,554

Shares		Value $
165,000	Land & General (1) (2)	21,897
46,000	Petronas Chemicals Group (2)	91,283
		291,590
	Mexico - 0.0%
6,528	Fresnillo	82,578

	Netherlands - 1.7%
34,814	Aegon	304,590
5,461	ArcelorMittal	90,740
1,288	Fugro	67,427
18,066	ING Groep (1)	239,759
16,380	Koninklijke Ahold	273,166
12,800	LyondellBasell Industries Class A	1,008,128
46,444	Royal Dutch Shell Class A	1,605,292
5,217	Yandex Class A(1)	191,725
3,897	Ziggo	169,425
		3,950,252
	Norway - 1.1%
4,799	Fred Olsen Energy	173,308
3,729	Kongsberg Gruppen	76,333
34,519	Statoil	817,135
7,853	Telenor	162,878
15,338	TGS Nopec Geophysical	396,067
18,245	Yara International	752,767
		2,378,488
	Philippines - 0.1% (2)
142,400	Aboitiz Power	112,336

	Poland - 0.5%
18,362	Asseco Poland	268,206
12,027	Enea	47,811
15,929	KGHM Polska Miedz	553,371
57,488	PGE	300,937
43,545	Tauron Polska Energia	59,128
		1,229,453
	Portugal - 0.2%
103,944	Banco Espirito Santo (1)	158,415
24,356	Portucel	101,175
47,956	Sonaecom - SGPS	153,871
		413,461
	Puerto Rico - 0.0%
1,850	Doral Financial (1)	23,106

	Russia - 1.3%
10,000	CTC Media (NASDAQ)	114,600
42,728	Gazprom ADR	354,429
5,789	Globaltrans Investment GDR	76,704
7,298	LUKOIL ADR	415,986
5,327	Mail.ru Group GDR (1)	198,537
7,051	MegaFon OAO GDR	210,331
21,265	MMC Norilsk Nickel ADR	324,079
50,800	Rosneft Oil GDR	348,488
8,802	Sistema JSFC GDR	237,566
44,030	Surgutneftegas OAO ADR	338,151
6,600	Tatneft OAO ADR	218,460
		2,837,331
	Singapore - 0.4%
4,100	Avago Technologies Class A	224,024
25,000	CSE Global (2)	12,367
1,000	Great Eastern Holdings (2)	13,741
26,000	Ho Bee Land (2)	40,802
5,000	Hong Leong Finance (2)	10,640
28,000	OSIM International (2)	51,840
53,000	SembCorp Industries (2)	217,590
71,000	UOL Group (2)	325,170
		896,174
	South Africa - 1.4%
73,612	AVI	340,186
14,288	Coronation Fund Managers	102,407
10,752	Gold Fields	37,980
14,200	Gold Fields ADR (1)	49,416
22,800	Harmony Gold Mining ADR (1)	65,664
10,552	Kumba Iron Ore	426,049
6,725	Lewis Group	36,084
84,875	Life Healthcare Group Holdings	271,090
6,331	Mr Price Group	78,184
24,558	MTN Group	436,481
16,120	Reunert	92,659
40,157	Sanlam	172,352
9,425	Sasol	452,339
35,686	Truworths International	234,449
34,306	Vodacom Group	362,403
14,864	Woolworths Holdings	80,931
		3,238,674
	South Korea - 1.5% (2)
533	Asia Holdings	68,917
1,585	Daelim Industrial	121,251
4,770	Halla Visteon Climate Control	174,267
5,720	Industrial Bank of Korea	66,019
15,650	KB Financial Group	537,421
9,004	Kia Motors	449,238
309	Korea Zinc	98,379
1,437	Samsung Electronics	1,701,708
1,446	SK Holdings	240,792
		3,457,992

Shares		Value $
	Spain - 0.5%
18,985	Enagas	519,786
2,796	Gas Natural SDG	69,217
5,252	Red Electrica	367,700
2,152	Viscofan	114,007
		1,070,710
	Sweden - 0.8%
11,372	Atlas Copco Class A	308,974
2,653	Axfood	127,155
3,688	Betsson (1)	104,143
1,898	Hexpol	135,294
9,966	Industrivarden Class C	180,567
3,586	Intrum Justitia	101,262
16,271	Investor Class B	527,018
3,542	NCC Class B	113,158
9,109	Swedish Match	266,955
		1,864,526
	Switzerland - 2.0%
10,300	ACE	966,243
6,140	Actelion	576,990
4,400	Allied World Assurance Holdings	452,848
38,057	Ferrexpo	95,094
726	Helvetia Holding	350,328
6,305	Roche Holding	1,733,675
86	Swatch Group	51,269
5,700	TE Connectivity	322,107
		4,548,554
	Taiwan - 0.8%
29,000	Audix (2)	29,697
29,000	China Steel Chemical (2)	160,768
11,000	Chipbond Technology (2)	16,770
131,000	Formosan Rubber Group (2)	120,163
14,000	PChome Online (2)	97,106
36,000	Polytronics Technology (2)	80,228
172,000	Pou Chen (2)	237,763
115,000	Powertech Technology (2)	158,691
14,193	Radiant Opto-Electronics (2)	61,600
16,600	Simplo Technology (2)	76,049
35,000	Taiwan Secom (2)	88,743
17,000	Test Research	25,278
35,000	TPK Holding (2)	221,204
58,000	United Integrated Services (2)	74,099
212,000	Vanguard International Semiconductor (2)	231,978
4,000	Wowprime (2)	64,798
23,000	Zeng Hsing Industrial (2)	118,621
		1,863,556
	Thailand - 0.7%
44,700	Advanced Info Service	283,014
115,000	BEC World	162,867
128,900	Delta Electronics Thai NVDR	206,958
30,100	MCOT	25,988
54,300	PTT NVDR	454,008
31,600	PTT Exploration & Production	146,465
59,300	PTT Exploratio & Production NVDR	274,853
285,800	Thai Tap Water Supply	83,550
		1,637,703
	Turkey - 0.2%
63,184	Is Gayrimenkul Yatirim Ortakligi REIT	35,217
11,510	Koza Altin Isletmeleri	98,013
22,128	Koza Anadolu Metal Madencilik Isletmeleri (1)	21,339
76,927	Turk Telekomunikasyon	190,565
2,900	Turk Traktor ve Ziraat Makineleri	66,708
		411,842
	United Kingdom - 10.9%
11,428	Abcam	97,690
39,157	Aberdeen Asset Management	251,559
25,417	Admiral Group	603,764
36,350	Afren (1)	88,797
47,998	African Barrick Gold	173,431
18,592	AMEC	314,803
22,195	Amlin	152,586
39,125	Anglo American (1)	923,600
5,010	Anglo American (South African Shares) (1)	117,036
24,393	Antofagasta	341,047
44,069	Ashmore Group	235,736
17,612	AstraZeneca	1,117,126
97,200	BAE Systems	685,646
76,174	Barclays	341,231
49,937	Beazley	209,743
128,098	BP	1,006,573
15,747	British American Tobacco	754,850
52,200	British Sky Broadcasting Group	751,709
14,127	Burberry Group	336,274
110	Camellia	16,184
168,927	Centrica	864,199
11,721	Close Brothers Group	255,496
45,363	Cobham	219,018
5,613	CSR	61,038
43,144	Dart Group	181,212
38,471	Debenhams	46,831
3,900	Delphi Automotive	237,471
9,374	Domino Printing Sciences	122,663
10,170	Dunelm Group	154,228
54,011	EnQuest (1)	114,981
12,805	Enterprise Inns (1)	33,891
776	Euromoney Institutional Investor	16,915

Shares		Value $
11,904	Fenner	80,428
25,545	GlaxoSmithKline	656,777
12,401	Greggs	103,051
6,504	Halfords Group	49,022
33,000	Halma	324,678
18,168	Highland Gold Mining	18,965
20,843	Hiscox	218,603
16,506	Howden Joinery Group	93,179
112,650	HSBC Holdings	1,161,111
91,600	HSBC Holdings (Hong Kong Shares) (2)	948,918
25,406	IMI	625,220
6,112	Imperial Tobacco Group	223,356
15,595	Intermediate Capital Group	106,033
9,830	Jardine Lloyd Thompson Group	170,968
16,572	JKX Oil & Gas (1)	19,479
29,146	Kazakhmys	85,333
228,097	Legal & General Group	807,307
5,018	Micro Focus International	61,868
29,071	Mitie Group	152,449
19,229	Morgan Advanced Materials	98,024
2,773	Next	284,908
20,995	Reckitt Benckiser Group	1,574,858
14,820	Restaurant Group	149,099
132,773	Royal Bank of Scotland Group (1)	742,102
65,985	Sage Group	442,894
14,106	Senior	69,242
51,128	Smith & Nephew	736,271
10,357	Smiths Group	244,832
4,510	Soco International (1)	30,568
7,777	Spectris	284,074
3,743	Spirax-Sarco Engineering	179,671
61,679	Spirent Communications	96,476
5,346	Ultra Electronics Holdings	172,075
3,397	Unilever	130,617
17,307	Vedanta Resources	229,741
6,688	Victrex	195,920
435,061	Vodafone Group	1,620,277
18,941	WH Smith	324,760
15,085	William Hill	82,429
98,036	WM Morrison Supermarkets	386,626
		24,809,537
	United States - 38.2%
	Consumer Discretionary - 3.1%
800	Advance Auto Parts	91,848
10,800	American Eagle Outfitters	146,124
1,400	American Public Education (1)	59,262
4,300	Apollo Education Group Class A (1)	138,847
8,200	Bed Bath & Beyond (1)	523,570
3,900	Buckle	172,848
9,700	Chico’s FAS	161,020
1,400	Coach	67,046
8,900	DIRECTV (1)	617,927
3,000	Dollar Tree (1)	151,560
1,200	DSW Class A	45,180
6,600	Express (1)	114,312
2,400	Foot Locker	92,640
1,300	Fossil Group (1)	145,379
8,900	Gap	338,912
1,100	Grand Canyon Education (1)	48,202
7,000	Guess?	196,350
1,000	Hibbett Sports (1)	60,010
5,300	Kohl’s	268,339
20,100	Mattel	760,584
6,900	McDonald’s	649,773
1,300	Meredith	59,514
2,300	Morningstar	177,560
1,900	Nordstrom	109,155
2,200	PetMed Express	29,106
3,700	PetSmart	233,100
1,200	Polaris Industries	150,240
1,700	Ralph Lauren Class A	266,713
2,800	Ross Stores	190,148
1,600	Scripps Networks Interactive Class A	116,032
2,500	Select Comfort (1)	40,925
6,200	Steven Madden (1)	202,058
2,400	Target	135,936
4,100	TJX	235,176
3,600	Tupperware Brands	282,096
		7,077,492
	Consumer Staples - 4.0%
20,700	Altria Group	729,054
9,700	Church & Dwight	626,426
4,400	Coca-Cola	166,408
3,900	Colgate-Palmolive	238,797
1,100	General Mills	52,822
4,600	Hormel Foods	209,024
2,000	J&J Snack Foods	176,200
11,300	Kimberly-Clark	1,235,881
24,600	Kroger	888,060
6,800	Lancaster Colony	591,056
17,700	Lorillard	871,194
4,600	Nu Skin Enterprises Class A	391,690
900	Nutraceutical International (1)	22,536
16,800	PepsiCo	1,350,048
10,100	Philip Morris International	789,214
12,400	Reynolds American	601,400
3,000	USANA Health Sciences (1)	179,610
		9,119,420
	Energy - 2.6%
3,000	Alliance Resource Partners LP	247,200

Shares		Value $
1,300	Apache	104,338
5,100	Arch Coal	21,624
6,800	C&J Energy Services (1)	158,984
3,500	Chevron	390,705
11,700	ConocoPhillips	759,915
4,400	CVR Energy	163,196
8,800	Diamond Offshore Drilling	427,152
1,700	Dorchester Minerals LP	42,517
5,100	ExxonMobil	470,016
5,600	Helmerich & Payne	493,024
8,300	Hess	626,567
4,100	HollyFrontier	189,830
2,400	Marathon Petroleum	208,920
14,400	Murphy Oil	815,184
4,600	Occidental Petroleum	402,822
7,400	RPC	126,022
1,700	Tesoro	87,584
3,500	Western Refining	136,885
		5,872,485
	Financials - 5.9%
18,300	Aflac	1,148,874
14,500	American Capital (1)	226,345
17,000	American Equity Investment Life Holding	373,150
9,600	American Financial Group	527,232
1,837	Amtrust Financial Services	59,298
12,700	Apollo Commercial Real Estate Finance REIT	213,614
5,700	Apollo Residential Mortgage REIT	92,112
6,200	Aspen Insurance Holdings	241,180
5,700	Calamos Asset Management Class A	65,379
13,000	Capital One Financial	917,930
1,000	Capital Southwest	34,170
1,700	Cash America International	62,441
3,600	CBOE Holdings	187,272
10,200	Chubb	862,308
18,630	Citigroup	883,621
3,500	CNA Financial	137,480
4,600	CNO Financial Group	77,924
600	Diamond Hill Investment Group (1)	68,724
10,200	Discover Financial Services	547,230
500	Dynex Capital REIT	4,030
3,200	Everest Re Group	463,232
3,200	Ezcorp Class A (1)	35,136
800	FBL Financial Group Class A	30,904
3,900	FBR (1)	94,614
7,600	Franklin Resources	395,276
11,200	Genworth Financial Class A (1)	165,200
5,600	Goldman Sachs Group	919,072
1,400	HCI Group	59,542
7,100	Horace Mann Educators	198,090
13,000	JPMorgan Chase	719,680
1,400	MarketAxess Holdings	87,836
7,300	Montpelier Re Holdings	203,451
600	Moody’s	44,748
200	National Western Life Insurance Class A	43,630
400	Phoenix (1)	18,840
5,100	Platinum Underwriters Holdings	289,884
4,900	Portfolio Recovery Associates (1)	246,078
4,400	Primerica	185,372
5,000	ProAssurance	232,300
12,200	Protective Life	597,922
3,600	Reinsurance Group of America Class A	268,812
5,200	SEI Investments	177,112
17,300	Symetra Financial	331,295
5,034	Tetragon Financial Group	54,267
9,400	Universal Insurance Holdings	104,810
3,000	Waddell & Reed Financial Class A	194,460
17,000	Western Union	261,800
2,200	World Acceptance (1)	210,518
		13,364,195
	Healthcare - 7.7%
31,489	AbbVie	1,550,203
9,800	Amsurg Class A (1)	409,150
100	Atrion	26,718
9,300	Baxter International	635,190
5,000	Becton Dickinson	540,600
5,100	Cardinal Health	346,902
6,800	Chemed	536,656
3,300	Computer Programs & Systems	220,506
5,600	Corvel (1)	265,216
2,700	CR Bard	349,893
1,400	Cyberonics (1)	93,520
800	Edwards Lifesciences (1)	52,096
18,454	Eli Lilly	996,701
1,200	ICU Medical (1)	77,412
500	Intuitive Surgical (1)	203,790
19,100	Johnson & Johnson	1,689,777
3,700	Laboratory Corp. of America Holdings (1)	332,371
3,100	Masimo (1)	90,675
3,400	MEDNAX (1)	189,176
29,100	Medtronic	1,645,896
7,200	Meridian Bioscience	164,016
800	Mettler-Toledo International (1)	197,040
12,200	Myriad Genetics (1)	337,086
4,200	National Research Class A (1)	63,000
1,700	National Research Class B (1)	67,422
51,000	PDL BioPharma	464,100
14,500	Quality Systems	266,945
6,700	Quest Diagnostics	351,750
5,600	Questcor Pharmaceuticals	375,256

Shares		Value $
1,100	ResMed	47,971
35,500	Select Medical Holdings	383,400
5,100	St. Jude Medical	309,723
9,600	Stryker	744,960
1,900	Techne	172,653
5,200	United Therapeutics (1)	533,624
9,600	UnitedHealth Group	693,888
5,100	Varian Medical Systems (1)	414,681
3,900	Waters (1)	422,253
11,700	Zimmer Holdings	1,099,449
		17,361,665
	Industrials - 3.9%
5,200	3M	666,588
6,300	Alaska Air Group	498,141
1,400	Allegiant Travel Class A (1)	127,498
1,400	Amerco (1)	311,822
5,000	Babcock & Wilcox	171,400
2,200	Cummins	279,356
7,600	Deluxe	368,980
2,300	Dover	199,088
4,900	Emerson Electric	323,106
20,300	Exelis	397,677
1,300	Exponent	93,886
2,400	Forward Air	106,896
2,500	Hubbell Class B	291,825
4,400	Joy Global	232,276
5,500	Kla-Tencor	338,085
3,600	Lockheed Martin	543,276
1,300	Norfolk Southern	120,367
4,100	Northrop Grumman	473,755
3,500	Parker Hannifin	396,795
9,500	Pitney Bowes	239,210
11,400	Raytheon	1,083,798
2,200	Rockwell Collins	166,232
6,600	Rollins	190,212
9,600	RR Donnelley & Sons	177,312
4,200	SkyWest	54,642
3,000	Union Pacific	522,720
2,600	Wabtec	191,906
900	WW Grainger	211,032
		8,777,881
	Information Technology - 9.3%
4,300	Altera	143,749
700	Amphenol Class A	60,816
3,300	Apple	1,651,980
2,700	Automatic Data Processing	206,820
24,000	Brocade Communications Systems (1)	224,160
20,000	CA	641,600
2,000	CACI International Class A (1)	148,040
77,100	Cisco Systems	1,689,261
5,100	Computer Sciences	308,091
3,800	Corning	65,398
3,300	Dolby Laboratories Class A (1)	135,267
7,300	eBay (1)	388,360
6,700	Ebix (1)	90,986
38,000	EMC	921,120
3,000	F5 Networks (1)	321,000
2,200	FactSet Research Systems	232,694
200	Google Class A (1)	236,194
5,000	Harris	346,700
28,400	Hewlett-Packard	823,600
69,000	Intel	1,693,260
1,800	InterDigital	51,750
7,600	International Business Machines	1,342,768
4,200	Intuit	307,650
2,300	j2 Global	104,305
6,200	Jack Henry & Associates	345,836
3,200	Kulicke & Soffa Industries (1)	37,248
4,400	Lexmark International Class A	172,436
3,200	Manhattan Associates (1)	107,904
19,100	Maxim Integrated Products	577,966
47,500	Microsoft	1,797,875
13,900	NetApp	588,526
5,900	NeuStar Class A (1)	199,951
19,800	NVIDIA	310,860
39,400	Oracle	1,453,860
16,600	Paychex	694,212
4,900	Plantronics	210,357
13,500	QUALCOMM	1,001,970
2,100	Rockwell Automation	241,164
1,100	Syntel (1)	92,675
7,900	Teradata (1)	324,848
1,200	Travelzoo (1)	26,736
6,400	Western Digital	551,488
30,600	Xerox	332,010
		21,203,491
	Materials - 1.7%
4,600	Avery Dennison	226,642
2,800	CF Industries Holdings	646,408
6,300	Energizer Holdings	595,350
1,400	NewMarket	468,804
24,500	Newmont Mining	529,200
4,200	Resolute Forest Products (1)	81,060
2,200	Schweitzer-Mauduit International	101,486
2,500	Sigma-Aldrich	232,425
5,300	Sonoco Products	219,314
1,500	Terra Nitrogen LP	235,710
3,000	Valmont Industries	439,140
		3,775,539

Shares		Value $
	Telecommunication Services - 0.0%
8,800	Inteliquent	102,080

	Utilities - 0.0%
5,600	USA Mobility	79,856

	Total United States	86,734,104
	TOTAL COMMON STOCK (Cost $207,698,081)	219,426,851

	PREFERRED STOCK - 0.6%
	Brazil - 0.6%
10,000	AES Tiete	78,235
8,600	Cia Energetica de Sao Paulo Class B	82,213
57,200	Itausa - Investimentos Itau	199,575
38,500	Vale Class A	478,608
29,000	Vale Class B ADR	356,120
		1,194,751
	Italy - 0.0%
7,156	Unipol Gruppo Finanziario	36,501

	TOTAL PREFERRED STOCK (Cost $1,319,321)	1,231,252

	INVESTMENT COMPANY - 0.1%
	Switzerland - 0.1%
1,448	BB Biotech (1)	253,458

	TOTAL INVESTMENT COMPANY (Cost $173,044)	253,458
	TOTAL INVESTMENTS - 97.4% (Cost $209,190,446)	220,911,561
	OTHER ASSETS LESS LIABILITIES - 2.6%	5,961,668
	NET ASSETS - 100%	$226,873,229

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

* At January 31, 2014, the tax basis cost of the Fund’s investments was $209,190,446, and the unrealized appreciation and depreciation were $21,317,006 and $(9,595,891), respectively.

The open futures contracts held by the Fund at January 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	24	Mar-2014	$18,012
S&P 500 Index E-MINI	21	Mar-2014	2,051
			$20,063

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Deutsche Bank Securities	2/13/14	JPY	26,708,000	USD	255,030	$(6,388)
Deutsche Bank Securities	2/13/14	USD	906,187	JPY	92,699,000	1,149
JPMorgan Securities	2/13/14	ILS	6,099,410	USD	1,742,489	7,884
Standard Bank	2/13/14	GBP	1,193,800	USD	1,959,279	(3,082)
Standard Bank	2/13/14	JPY	829,034,200	USD	7,939,952	(174,619)
Standard Bank	2/13/14	ZAR	13,255,100	USD	1,226,472	35,093
State Street Bank	2/13/14	JPY	566,445,000	USD	5,412,616	(131,737)
State Street Bank	2/13/14	USD	1,964,348	GBP	1,193,800	(1,987)
State Street Bank	2/13/14	USD	1,461,983	JPY	150,400,000	10,130
Toronto Dominion Bank	2/13/14	JPY	68,069,000	USD	654,657	(11,601)
						$(275,158)

ADR — American Depositary Receipt

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

ILS — Israel Shekel

JPY — Japanese Yen

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value  Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2014 (unaudited)

The following is a summary of the inputs used as of January 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total

Common Stock (2)	$677,438,873	$—	$—	$677,438,873

Total Investments in Securities	$677,438,873	$—	$—	$677,438,873

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures - Unrealized Appreciation	$23,831	$—	$—	$23,831

Forwards - Unrealized Appreciation	—	66,118	—	66,118

Total Other Financial Instruments	$23,831	$66,118	$—	$89,949

Schroder Global Multi-Cap Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Australia	$3,775,152	$—	$—	$3,775,152
Austria	1,125,075	—	—	1,125,075
Belgium	1,186,702	—	—	1,186,702
Bermuda	2,034,085	—	—	2,034,085
Brazil	1,805,313	—	—	1,805,313
British Virgin Islands	179,133	—	—	179,133
Cambodia	—	185,622	—	185,622
Canada	3,461,365	—	—	3,461,365
Chile	65,792	—	—	65,792
China	782,301	2,725,382	—	3,507,683
Czech Republic	595,341	—	—	595,341
Denmark	1,390,872	—	—	1,390,872
Egypt	119,232	—	—	119,232
Finland	1,795,752	—	—	1,795,752
France	5,106,481	—	—	5,106,481
Gabon	175,515	—	—	175,515
Germany	3,461,705	—	—	3,461,705
Greece	213,849	—	—	213,849
Guernsey	86,520	—	—	86,520
Hong Kong	394,406	7,720,888	—	8,115,294
Indonesia	—	1,373,064	—	1,373,064
Ireland	1,492,733	—	—	1,492,733
Israel	1,035,293	1,843,411	—	2,878,704
Italy	3,651,221	—	—	3,651,221
Japan	29,437,605	—	—	29,437,605
Kazakhstan	268,795	—	—	268,795
Liechtenstein	12,622	—	—	12,622
Luxembourg	73,657	—	—	73,657
Malaysia	44,554	247,036	—	291,590
Mexico	82,578	—	—	82,578
Netherlands	3,950,252	—	—	3,950,252
Norway	2,378,488	—	—	2,378,488
Philippines	—	112,336	—	112,336
Poland	1,229,453	—	—	1,229,453
Portugal	413,461	—	—	413,461
Puerto Rico	23,106	—	—	23,106
Russia	2,837,331	—	—	2,837,331
Singapore	224,024	672,150	—	896,174

Investments in Securities	Level 1	Level 2	Level 3	Total
South Africa	$3,238,674	$—	$—	$3,238,674
South Korea	—	3,457,992	—	3,457,992
Spain	1,070,710	—	—	1,070,710
Sweden	1,864,526	—	—	1,864,526
Switzerland	4,548,554	—	—	4,548,554
Taiwan	25,278	1,838,278	—	1,863,556
Thailand	1,637,703	—	—	1,637,703
Turkey	411,842	—	—	411,842
United Kingdom	23,860,619	948,918	—	24,809,537
United States
Consumer Discretionary	7,077,492	—	—	7,077,492
Consumer Staples	9,119,420	—	—	9,119,420
Energy	5,872,485	—	—	5,872,485
Financials	13,364,195	—	—	13,364,195
Healthcare	17,361,665	—	—	17,361,665
Industrials	8,777,881	—	—	8,777,881
Information Technology	21,203,491	—	—	21,203,491
Materials	3,775,539	—	—	3,775,539
Telecommunication Services	102,080	—	—	102,080
Utilities	79,856	—	—	79,856
	86,734,104	—	—	86,734,104
Total Common Stock	$198,301,774	$21,125,077	$—	$219,426,851

Preferred Stock
Brazil	1,194,751	—	—	1,194,751
Italy	36,501	—	—	36,501
Total Preferred Stock	1,231,252	—	—	1,231,252

Investment Company
Switzerland	253,458	—	—	253,458
Total Investment Company	253,458	—	—	253,458

Total Investments in Securities	$199,786,484	$21,125,077	$—	$220,911,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures - Unrealized Appreciation	$20,063	$—	$—	$20,063
Forwards - Unrealized Appreciation	—	54,256	—	54,256
Forwards - Unrealized Depreciation	—	(329,414)	—	(329,414)
Total Other Financial Instruments	$20,063	$(275,158)	$—	$(255,095)

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2014, the Fund had securities with a total value of $21,125,077 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through January 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 31, 2014

*     Print the name and title of each signing officer under his or her signature.